Eaton Vance
Worldwide Health Sciences Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Biotechnology — 15.1%
AbbVie, Inc.	297,922	$ 54,498,871
argenx SE ADR(1)	23,137	14,265,117
CSL Ltd.	115,187	21,240,992
Gilead Sciences, Inc.	225,867	20,910,767
Neurocrine Biosciences, Inc.(1)	103,966	13,177,691
NewAmsterdam Pharma Co. NV(1)	115,421	2,291,107
Vertex Pharmaceuticals, Inc.(1)	56,083	26,254,135
		$ 152,638,680
Health Care Distributors — 2.5%
Amplifon SpA	313,625	$ 7,977,046
McKesson Corp.	27,447	17,250,440
		$ 25,227,486
Health Care Equipment — 15.8%
Abbott Laboratories	273,749	$ 32,513,169
Boston Scientific Corp.(1)	329,359	29,859,687
Edwards Lifesciences Corp.(1)	149,979	10,701,001
IDEXX Laboratories, Inc.(1)	32,781	13,825,387
Intuitive Surgical, Inc.(1)	76,438	41,429,396
Straumann Holding AG	71,699	9,369,992
Stryker Corp.	29,719	11,654,306
Teleflex, Inc.	51,410	9,914,418
		$ 159,267,356
Health Care Services — 0.4%
Option Care Health, Inc.(1)	178,995	$ 4,260,081
		$ 4,260,081
Health Care Supplies — 5.7%
Alcon AG	124,001	$ 11,043,629
Align Technology, Inc.(1)	31,866	7,417,449
Asahi Intecc Co. Ltd.	255,800	4,442,327
Coloplast AS, Class B	81,388	10,286,457
Cooper Cos., Inc.(1)	172,754	18,045,883
Neogen Corp.(1)	420,833	5,967,412
		$ 57,203,157
Health Care Technology — 0.2%
JMDC, Inc.	83,700	$ 2,302,044
		$ 2,302,044
Security	Shares	Value
Life Sciences Tools & Services — 10.6%
Danaher Corp.	117,607	$ 28,189,222
Illumina, Inc.(1)	59,790	8,618,728
Lonza Group AG	22,692	13,611,600
Mettler-Toledo International, Inc.(1)	10,721	13,414,115
Sartorius AG, PFC Shares	30,543	7,062,717
Thermo Fisher Scientific, Inc.	69,110	36,602,729
		$ 107,499,111
Managed Health Care — 9.7%
Centene Corp.(1)	164,203	$ 9,852,180
UnitedHealth Group, Inc.	143,518	87,574,684
		$ 97,426,864
Metal, Glass & Plastic Containers — 0.8%
AptarGroup, Inc.	44,675	$ 7,726,988
		$ 7,726,988
Pharmaceuticals — 37.4%
AstraZeneca PLC	303,897	$ 41,200,263
Bristol-Myers Squibb Co.	601,243	35,605,610
Eli Lilly & Co.	118,532	94,274,426
Johnson & Johnson	225,695	34,984,982
Merck & Co., Inc.	141,454	14,377,385
Novo Nordisk AS, Class B	565,583	60,695,533
Roche Holding AG PC	123,574	35,918,786
Royalty Pharma PLC, Class A	320,270	8,538,398
Sanofi SA	224,029	21,791,221
Zoetis, Inc.	171,664	30,084,116
		$ 377,470,720
Total Common Stocks (identified cost $551,737,461)		$ 991,022,487

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Biotechnology — 0.1%
Caris Life Sciences, Inc., Series D(1)(2)(3)	370,370	$ 592,592
Total Convertible Preferred Stocks (identified cost $3,000,000)		$ 592,592

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 1.5%
Security	Shares	Value
Equity Funds — 1.5%
iShares Global Healthcare ETF	46,363	$ 4,286,260
SPDR S&P Biotech ETF(4)	104,231	10,383,492
Total Exchange-Traded Funds (identified cost $11,509,489)		$ 14,669,752

Short-Term Investments — 1.1%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.58%(5)	947,823	$ 947,823
Total Affiliated Fund (identified cost $947,823)		$ 947,823

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.63%(6)	10,412,262	$ 10,412,262
Total Securities Lending Collateral (identified cost $10,412,262)		$ 10,412,262
Total Short-Term Investments (identified cost $11,360,085)		$ 11,360,085
Total Investments — 100.9% (identified cost $577,607,035)		$1,017,644,916
Other Assets, Less Liabilities — (0.9)%		$ (8,925,373)
Net Assets — 100.0%		$1,008,719,543
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Restricted security.
(4)	All or a portion of this security was on loan at November 30, 2024. The aggregate market value of securities on loan at November 30, 2024 was $10,169,309 and the total market value of the collateral received by the Fund was $10,412,262, comprised of cash.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	82.2%	$829,470,961
Denmark	7.0	70,981,990
United Kingdom	4.1	41,200,263
Switzerland	2.3	22,981,592
Netherlands	1.6	16,556,224
Italy	0.8	7,977,046
Germany	0.7	7,062,717
Japan	0.7	6,744,371
Exchange-Traded Funds	1.5	14,669,752
Total Investments	100.9%	$1,017,644,916
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2024.
Restricted Securities
At November 30, 2024, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21, 9/23/21	370,370	$3,000,000	$592,592
Total Restricted Securities			$3,000,000	$592,592
Affiliated Investments
At November 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $947,823, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,285,435	$25,198,231	$(25,535,843)	$ —	$ —	$947,823	$22,544	947,823
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$131,397,688	$ 21,240,992	$ —	$ 152,638,680
Health Care Distributors	17,250,440	7,977,046	—	25,227,486
Health Care Equipment	149,897,364	9,369,992	—	159,267,356
Health Care Services	4,260,081	—	—	4,260,081
Health Care Supplies	31,430,744	25,772,413	—	57,203,157
Health Care Technology	—	2,302,044	—	2,302,044

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Life Sciences Tools & Services	$ 86,824,794	$ 20,674,317	$ —	$ 107,499,111
Managed Health Care	97,426,864	—	—	97,426,864
Metal, Glass & Plastic Containers	7,726,988	—	—	7,726,988
Pharmaceuticals	217,864,917	159,605,803	—	377,470,720
Total Common Stocks	$744,079,880	$246,942,607**	$ —	$ 991,022,487
Convertible Preferred Stocks	$ —	$ —	$592,592	$ 592,592
Exchange-Traded Funds	14,669,752	—	—	14,669,752
Short-Term Investments:
Affiliated Fund	947,823	—	—	947,823
Securities Lending Collateral	10,412,262	—	—	10,412,262
Total Investments	$770,109,717	$246,942,607	$592,592	$1,017,644,916
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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